Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Accruals and Other Payables [Abstract]
Accrued staff salaries and reimbursements	$ 391,636	$ 50,336	$ 88,036
Accrued professional fee	768,489	98,771	6,000
Trade creditors	59,200	7,608
Other accrued expenses	56,904	7,314	56,904
Total	$ 1,276,229	$ 164,029	$ 150,940